CAPITAL STOCK	3 Months Ended
Mar. 31, 2014
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 6 - CAPITAL STOCK

At March 31, 2014, the Company's authorized capital stock was 1,000,000,000 shares of Common Stock, par value $0.0001 per share, and 5,000,000 shares of Preferred Stock, par value $0.0001 per share.  On that date, the Company had outstanding 107,567,223 shares of Common Stock, and no shares of Preferred Stock.

During the three months ended March 31, 2014, we issued shares of in the following transactions:

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3,769,539 shares of Common Stock valued at $458,000 for services.

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46,499,155 shares of Common Stock valued at $6,469,857 were issued in payment of various compensation agreements of accrued compensation of $6,045,973 at December 31, 2013, and compensation during the period of $424,384.

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17,450,535 shares of Common Stock valued at $3,490,107 were issued for the acquisition of gaming equipment and the related licenses.

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19,113 shares of Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $3,000.